Apr. 14, 2020

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 6, 2020

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED APRIL 14, 2020, OF

LEGG MASON/QS MODERATELY AGGRESSIVE MODEL PORTFOLIO (the “Fund”)

The following changes are effective August 6, 2020:

The following paragraph replaces in its entirety the second paragraph under the section of the Fund’s Summary Prospectus and Statutory Prospectus entitled “Principal investment strategies”.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 60% to 70% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.